Note 16 - Leases - Lease ROU Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Beginning balance	$ 17,310	$ 21,298
Additions	6,809	1,192
Amortization	(4,705)	(5,180)
Ending balance	$ 19,414	$ 17,310